Selected Balance Sheet Data (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid inventories		$ 2,263	$ 2,372	$ 7,303
Prepaid expenses and other	[1]	1,295	1,299
Contract assets		1,132	290
Financed insurance premiums		3,036	2,289
Assets held for sale		750	1,850	1,848
Total prepaid expenses and other current assets		$ 8,476	$ 8,100	$ 17,850

[1]	Primarily relates to prepaid insurance, licenses, subscriptions, contract assets and other receivables.